Summary of Significant Accounting Policies: Investments in Securities, Policy (Details) (USD $)	12 Months Ended
Aug. 31, 2014
Text Block [Abstract]
Marketable securities owned	55,705,232
Marketable securities, unrealized gains	$ 216,000